Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Expenses
Exploration and evaluation	$ 1,637,479	$ 5,390,102	$ 7,381,916
Assays and analysis	130,666	354,492	224,233
Drilling	0	800,682	1,199,928
Equipment rental	4,350	103,425	73,629
Geological, including geophysical	693,016	1,295,699	1,508,855
Helicopter and fuel	25,064	934,727	1,519,029
Property acquisition and assessments costs	428,959	652,926	1,553,601
Site activities	178,443	963,826	905,971
Socioeconomic	156,713	192,517	310,389
Travel and accommodation	20,268	91,808	86,281
Administration	855,869	913,897	1,053,006
Legal, accounting and audit	161,450	33,106	190,132
Office and administration	550,534	656,569	658,686
Shareholder communication	84,608	155,126	122,045
Travel and accommodation	14,179	32,891	36,170
Trust and regulatory	45,098	36,205	45,973
Equity-settled share-based compensation	42,124	0	0
Cost recoveries	(1,491,626)	(4,538,604)	(6,892,331)
Total expenses	1,043,846	1,765,395	1,542,591
Other items
Finance income	(5,558)	(38,016)	(26,705)
Interest expense - director's loans	105,630	90,000	128,096
Transaction cost - director's loans	108,768	130,256	433,044
Foreign exchange loss	848	933	(4,093)
Gain on disposition of marketable securities	0	0	(667)
Net loss	$ 1,253,534	$ 1,948,568	$ 2,072,266
Basic and diluted loss per common share	$ 0.01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding	171,767,287	169,504,538	156,826,422